Debt - Narrative (Details) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	May 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Mar. 31, 2017
Debt Instrument [Line Items]
Debt instrument percentage				19.00%
Issuance of additional debt				$ 2,400,000,000
Equity cushion relating to minimum net worth requirement				$ 1,500,000,000
Percentage of maximum dividend payout restriction				60.00%
Short term borrowings outstanding				$ 211,000,000		$ 152,000,000
Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument percentage				13.00%
Short term borrowings outstanding				$ 194,000,000		152,000,000
Centuri
Debt Instrument [Line Items]
Issuance of additional debt				184,000,000
Equity cushion relating to minimum fixed charge ratio coverage requirement				53,000,000
LIBOR | Southwest Gas Corporation
Debt Instrument [Line Items]
Borrowings outstanding under facility				294,000,000
LIBOR | Centuri
Debt Instrument [Line Items]
Borrowings outstanding under facility				188,000,000
Southwest Gas Credit Facility | Southwest Gas Corporation
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity				400,000,000
Line of credit designated as long term debt				150,000,000
Line of credit designated for working capital purposes				$ 250,000,000
Commitment fee percentage				0.10%
Long-term debt				$ 150,000,000
Effective interest rates				2.57%
Minimum current borrowing usage	$ 44,000,000
Maximum current borrowing usage		$ 366,000,000
Southwest Gas Credit Facility | LIBOR | Southwest Gas Corporation
Debt Instrument [Line Items]
Applicable margin				1.00%
Southwest Gas Credit Facility | Alternative Base Rate | Southwest Gas Corporation
Debt Instrument [Line Items]
Applicable margin				0.00%
Commercial Paper Program | Southwest Gas Corporation
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity				$ 50,000,000
Borrowings outstanding under facility				50,000,000
Notes, 4.15%, due 2049 | Southwest Gas Corporation
Debt Instrument [Line Items]
Notes payable					$ 300,000,000
Debt instrument interest rate					4.15%
Debt instrument discount rate					0.051%
Secured Revolving Credit Facility and Term Loan | Centuri
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity				590,000,000			$ 590,000,000	$ 450,000,000
Borrowings outstanding under facility				$ 305,000,000
Effective interest rates				3.20%
Minimum current borrowing usage			$ 6,000,000
Maximum current borrowing usage	$ 99,000,000
Debt secured by assets				$ 1,300,000,000
Secured Revolving Credit Facility and Term Loan | Centuri | Minimum
Debt Instrument [Line Items]
Commitment fee percentage				0.125%
Secured Revolving Credit Facility and Term Loan | Centuri | Maximum
Debt Instrument [Line Items]
Commitment fee percentage				0.35%
Secured Revolving Credit Facility and Term Loan | LIBOR | Centuri
Debt Instrument [Line Items]
Applicable margin				0.875%
Secured Revolving Credit Facility and Term Loan | LIBOR | Centuri | Maximum
Debt Instrument [Line Items]
Applicable margin				2.25%
Secured Revolving Credit Facility and Term Loan | Alternative Base Rate | Centuri | Minimum
Debt Instrument [Line Items]
Applicable margin				0.00%
Secured Revolving Credit Facility and Term Loan | Alternative Base Rate | Centuri | Maximum
Debt Instrument [Line Items]
Applicable margin				1.25%
Centuri term loan facility | Centuri
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity							265,000,000
Line of Credit | Centuri
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity							$ 325,000,000
Notes, 6.1%, due 2041
Debt Instrument [Line Items]
Debt instrument interest rate				6.10%
$100 Million Credit Facility
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity									$ 100,000,000
Commitment fee percentage				0.15%
$100 Million Credit Facility | Southwest Gas Corporation
Debt Instrument [Line Items]
Weighted average interest rate				2.749%
Short term borrowings outstanding				$ 17,000,000		$ 0
$100 Million Credit Facility | LIBOR
Debt Instrument [Line Items]
Applicable margin				1.125%
$100 Million Credit Facility | Alternative Base Rate
Debt Instrument [Line Items]
Applicable margin				0.125%
$400 Million Credit Facility | Southwest Gas Corporation
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity				$ 400,000,000
Line of credit designated for working capital purposes				$ 250,000,000
Weighted average interest rate				2.61%		3.47%
Short term borrowings outstanding				$ 194,000,000		$ 152,000,000